CONCESSION CONTRACT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Concession Contract Assets
Schedule of detailed information about concession contract assets

	2022	2021
Distribution - Infrastructure assets under construction	1,850	1,927
Gas - Infrastructure assets under construction	117	95
Transmission - National Grid (‘BNES’ - Basic Network of the Existing System) – Law 12,783/13	1,927	2,011
Transmission - Assets remunerated by tariff	2,810	2,347
	6,704	6,380

Current	728	600
Non-current	5,976	5,780

Schedule of contract assets

	Transmission	Distribution	Gas	Total
Balance on December 31, 2019	3,076	740	68	3,884
Additions	201	1,346	50	1,597
Inflation adjustment	438	-	-	438
Results of the Periodic Tariff Revision	552	-	-	552
Amounts received	(623)	-	-	(623)
Disposals	(7)	-	(2)	(9)
Transfers to financial assets	-	(60)	-	(60)
Transfers to intangible assets	-	(883)	(23)	(906)
Contract assets arising from business combination	108	-	-	108
Impairment	-	(1)	-	(1)
Balance on December 31, 2020	3,745	1,142	93	4,980
Additions	252	1,757	50	2,059
Inflation adjustment	660	-	-	660
Results of the Periodic Tariff Revision	237	-	-	237
Amounts received	(612)	-	-	(612)
Disposals	(5)	-	(3)	(8)
Others additions	-	-	6	6
Transfers to financial assets	-	(110)	-	(110)
Transfers to intangible assets	-	(851)	(51)	(902)
Contract assets arising from business combination	81	-	-	81
Provision for Impairment	-	(11)	-	(11)
Balance on December 31, 2021	4,358	1,927	95	6,380
Additions	407	3,098	61	3,566
Inflation adjustment	575	-	-	575
Amounts received	(608)	-	-	(608)
Disposals	-	-	(3)	(3)
Others additions	5	-	-	5
Transfers to financial assets	-	(762)	-	(762)
Transfers to intangible assets	-	(2,412)	(36)	(2,448)
Provision for Impairment	-	(1)	-	(1)
Balance on December 31, 2022	4,737	1,850	117	6,704

Schedule of concession contracts

	2022	2021
Current
Concession contract - 004/05 (d)	29	27
Concession contract - 079/00 (b)	47	39
Concession contract - 006/11 (c)	8	7
Concession contract - 006/97 (a)
National Grid (‘BNES’ - Basic Network of the Existing System)	408	318
National Grid - new facilities (RBNI)	236	209
	728	600
Non-current
Concession contract - 004/05 (d)	81	89
Concession contract - 079/00 (b)	143	152
Concession contract - 006/11 (c)	85	74
Concession contract - 006/97 (a)
National Grid (‘BNES’ - Basic Network of the Existing System)	1,519	1,694
National Grid - new facilities (RBNI)	2,182	1,749
	4,010	3,758
	4,738	4,358